Other Long-Term Receivable (Details) - Schedule of Other Long-Term Receivable - USD ($)	Mar. 31, 2024	Sep. 30, 2023
Other Long-Term Receivable [Abstract]
Other long-term receivables	$ 267,823	$ 248,011
Total	$ 267,823	$ 248,011